Basis of Preparation and Accounting Policies (Details) - segment	Aug. 04, 2021	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Reportable segments	1
Jack-up rigs
Property, Plant and Equipment [Line Items]
Estimated useful life		30 years
Jack-up rig equipment and machinery | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Jack-up rig equipment and machinery | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		20 years